SCHEDULE OF LONG TERM DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Long term debt	$ 7,999,245	$ 8,849,280
Current portion of long-term debt	(913,920)	(963,450)
Long term debt, excluding current maturities	7,085,325	7,885,830
Senior Secured Amortizing Credit Facility [Member]
Line of Credit Facility [Line Items]
Long term debt	785,826	877,550
EBS and USBA [Member]
Line of Credit Facility [Line Items]
Long term debt	485,317	542,760
SWMT [Member]
Line of Credit Facility [Line Items]
Long term debt	884,720	979,966
FIS [Member]
Line of Credit Facility [Line Items]
Long term debt	2,226,628	2,465,410
ABC [Member]
Line of Credit Facility [Line Items]
Long term debt	$ 3,616,754	$ 3,983,594